ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Details)	1 Months Ended						12 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2016 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game							¥ 30,254,560		$ 4,386,499		¥ 30,384,772
Settlement of outstanding claims										$ 8,600,000
Payables under share purchase agreement							17,200,000		3,000,000
Inner Mongolia Culture Assets and Equity Exchange | CrossFire New Mobile Game
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for the development of CrossFire new mobile game			¥ 57,500,000				57,500,000		8,300,000			$ 8,300,000
Additional funds aimed to be raised for the development of CrossFire new mobile game			100,000,000.0				100,000,000.0		4,500,000			$ 14,500,000
Principal amount of refund claimed through civil suit	¥ 57,500,000	$ 9,000,000.0			¥ 57,500,000	$ 8,300,000
Interest amount of refund claimed through civil suit	¥ 4,600,000	$ 700,000	¥ 4,600,000	$ 700,000
Collaborator
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Proceeds from loan							2,500,000	$ 400,000
Repayments of loan							500,000	$ 70,000.00
Short-term Debt							2,000,000.0		300,000
51miner Limited
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement							30,600,000		4,800,000
Niulian
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables under share purchase agreement							¥ 1,530,000		$ 200,000